Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 9,133	$ 43,716
Restricted cash	1,013	0
Cash, cash equivalents and restricted cash	$ 10,146	$ 43,716	$ 41,618	$ 38,090